Net finance expenses (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of finance income and costs recognized in profit or loss explanatory

For the six month period ended

(in thousands of USD)	June 30, 2026	June 30, 2025

Interest income	7,478	6,866
Foreign exchange gains	13,634	18,841
Finance income	21,112	25,707

Interest expense on financial liabilities measured at amortized cost	(168,762)	(159,839)
Interest leasing	(280)	(2,515)
Fair value adjustment on interest rate swaps	(77)	(420)
Other financial charges	(5,847)	(4,297)
Foreign exchange losses	(4,015)	(41,076)
Finance expense	(178,981)	(208,147)

Net finance expenses	(157,869)	(182,440)